Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended
	Mar. 27, 2013	Jun. 30, 2013	Feb. 14, 2013	Dec. 31, 2012	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Jun. 30, 2013 Troy Metal Fabricating, LLC [Member] Equipment Note Payable to Bank through December 2017 [Member]	Dec. 31, 2012 Troy Metal Fabricating, LLC [Member] Equipment Note Payable to Bank through December 2017 [Member]
Debt Instrument [Line Items]
Note payable to a bank			$ 300					$ 1,193
Building note payable to a bank, with monthly payments interest rate							3.00%	3.00%
Building note payable to a bank, with monthly effective percentage								3.21%
Notes payable maturity							December 2017	December 2017
Fair value of interest rate swaps liability					13	60
Repayment of outstanding debt on Lone Star and TMF	4,700	4,700
Fair value of interest rate swaps liability				$ 13